SCHEDULE OF BALANCE SHEET COMPONENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Prepaid expenses	$ 548,524	$ 358,331
Deposit	10,000	246,235
Other current assets	15,310	1,765
Total	573,834	606,331
Property and equipment, gross	1,762,266	1,757,776
Accumulated depreciation	(4,995)	(1,829)
Total	1,757,271	1,755,947
Non-current portion of prepaid expense	547,169	262,501
Long-term deposit		50,000
Total	547,169	312,501
Vendors	8,292,335	10,259,060
Due to employees	12,761	5,057
Total	8,305,096	10,264,117
Accrued expenses	1,748,808	1,787,985
Capital market advisory fees	1,419,388	1,500,000
Personnel related liabilities	1,667,247	1,400,141
Accrued interest	1,556	34,561
Total	4,836,999	4,722,687
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,740,565	1,740,565
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,701	$ 17,211